PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets:

	As of December 31,
	2018	2019
	RMB	RMB
Value-added tax	19,542	43,595
Other receivables	8,049	10,252
Prepaid expenses	3,264	9,595
Short-term loans	14,559	—
Advances to suppliers	8,359	2,129
Rental deposits	4,474	1,787
Total	58,247	67,358